Financial Instruments - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (5)	$ (62)	$ (20)
Net changes in fair value of derivatives	(8)	82	(135)
Net losses reclassified from accumulated other comprehensive income into income	10	(25)	93
Accumulated derivative net losses, end of period	(3)	(5)	(62)
Income Tax
Accumulated derivative net losses, beginning of period	(1)	8	(2)
Net changes in fair value of derivatives	(12)	(8)	24
Reclassification from AOCI, Current Period, Tax	(1)	(1)	(14)
Accumulated derivative net losses, end of period	(14)	(1)	8
After-Tax Amount
Accumulated derivative net losses, beginning of period	(6)	(54)	(22)
Net changes in fair value of derivatives	(20)	74	(111)
Net losses reclassified from accumulated other comprehensive income into income	9	(26)	79
Accumulated derivative net losses, end of period	$ (17)	$ (6)	$ (54)